Subsequent events	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Subsequent events

NOTE 27: SUBSEQUENT EVENTS

Brundir S.A. (an entity wholly owned by the Company), entered into an agreement with COFCO to acquire 36% of the equity in TGU for a purchase price of $6,100. The closing of the transaction was on April 8, 2024.

Subsequent to the year ended December 31, 2023, the Company repurchased $21,500, of its 2025 Notes. For further information see Note 18 “Interest-bearing loans and borrowings”.

During the first quarter of 2024, the remaining eight barges under the Twelve Jumbo Barges contract were delivered. See note 20 “Leases”.

In March 2024, the Company entered into an agreement, with an unrelated third party, to acquire 12 secondhand barges for a total consideration of $3,960, expected to be delivered within the second quarter of 2024 and has the option to acquire 4 additional secondhand barges at similar terms.

 In April 2024, Navios Logistics entered into a five-year leasing contract for the construction of eight barges to be delivered no later than the end of the third quarter of 2024 (the “Eight Jumbo Barges”). The contract for the Eight Jumbo Barges has similar terms to terms of the lease contract for the Twelve Jumbo Barges and Six Jumbo Barges (as described above).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAVIOS SOUTH AMERICAN LOGISTICS INC.

By:	/s/ Georgios Akhniotis
Georgios Akhniotis
Chief Executive Officer

Date: April 29, 2024